Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC ETFs
THIRD QUARTER REPORT
July 31, 2024 (Unaudited)
Columbia Semiconductor and Technology ETF
An Actively Managed ETF

PORTFOLIO OF INVESTMENTS
Columbia Semiconductor and Technology ETF
July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Semiconductor and Technology ETF | 2024
Notes to Portfolio of Investments
Common Stocks 93.0%
Issuer Shares Value ($)
Industrials  2.1%
Electrical Equipment 2.1%
Bloom Energy Corp. Class A
(a)
65,527 887,235
Total Industrials 887,235
Information Technology  90.9%
Electronic Equipment, Instruments & Components 2.1%
Advanced Energy Industries, Inc. 7,345 854,738
Semiconductors & Semiconductor Equipment 81.4%
Analog Devices, Inc. 8,570 1,982,927
Applied Materials, Inc. 9,022 1,914,468
Broadcom, Inc. 18,568 2,983,506
Diodes, Inc.
(a)
3,298 257,904
Entegris, Inc. 1,537 181,812
Ichor Holdings Ltd.
(a)
6,574 223,516
indie Semiconductor, Inc. Class A
(a)
166,489 995,604
Intel Corp. 17,625 541,792
KLA Corp. 2,250 1,851,907
Kulicke & Soffa Industries, Inc. 5,776 272,454
Lam Research Corp. 3,283 3,024,431
Marvell Technology, Inc. 24,883 1,666,663
Microchip Technology, Inc. 12,833 1,139,314
Micron Technology, Inc. 6,580 722,616
MKS Instruments, Inc. 1,592 200,433
NVIDIA Corp. 22,283 2,607,557
NXP Semiconductors NV 6,607 1,738,698
ON Semiconductor Corp.
(a)
23,978 1,876,279
Qorvo, Inc.
(a)
9,028 1,081,554
QUALCOMM, Inc. 7,362 1,332,154
Semtech Corp.
(a)
52,450 1,663,714
Common Stocks (continued)
Issuer Shares Value ($)
Skyworks Solutions, Inc. 5,847 664,336
SMART Global Holdings, Inc.
(a)
5,291 123,809
STMicroelectronics NV 19,383 654,370
Synaptics, Inc.
(a)
8,813 769,551
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 9,286 1,539,619
Teradyne, Inc. 10,886 1,427,808
Tower Semiconductor Ltd.
(a)
12,961 528,809
Total 33,967,605
Software 4.6%
Adeia, Inc. 42,914 504,240
Cadence Design Systems, Inc.
(a)
2,480 663,797
Synopsys, Inc.
(a)
1,351 754,290
Total 1,922,327
Technology Hardware, Storage & Peripherals 2.8%
Western Digital Corp.
(a)
17,391 1,166,066
Total Information Technology 37,910,736
Total Common Stocks
(Cost $28,557,466) 38,797,971
Money Market Funds 7.0%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.155%
(b)
2,931,356 2,931,356
Total Money Market Funds
(Cost $2,931,356) 2,931,356
Total Investments in Securities
(Cost $31,488,822) 41,729,327
Other Assets & Liabilities, Net (15,033)
Net Assets 41,714,294
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2024.
Abbreviation Legend
ADR American Depositary Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT333_10_P01_(09/24)
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